INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits
Balance at beginning of the period	$ 11,275	$ 9,843	$ 10,951
Additions for tax positions related to the current year	2,786	3,381	3,466
Settlements	0	(2,265)	(4,133)
Additions for tax positions of prior years	0	622	1,167
Reductions for tax positions of prior years	(202)	(306)	(1,608)
Balance at end of the period	$ 13,859	$ 11,275	$ 9,843